Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 10,718,354	₩ 10,144,882	₩ 10,374,212
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	38,336,722	35,844,640
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(27,586,791)	(25,696,088)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(31,577)	(3,670)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	938,344	862,861	835,909
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	938,344	862,861
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	863,294	882,650	899,972
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,670,486	1,638,749
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(807,192)	(756,099)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	356,039	378,575	358,955
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	883,032	866,909
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(525,537)	(488,334)
Structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,456)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,146,724	7,079,798	7,036,050
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	32,096,543	30,343,739
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(24,922,091)	(23,262,762)
Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(27,728)	(1,179)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	848,596	531,057	563,034
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,182,960	1,722,441
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,331,971)	(1,188,893)
Other property and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,393)	(2,491)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	565,357	409,941	₩ 680,292
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 565,357	₩ 409,941